Cover	Mar. 15, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K/A (the “First Amended Filing”) amends the Current Report on Form 8-K of the Company that was filed with the Securities and Exchange Commission (“SEC”) on March 19, 2021.
Document Period End Date	Mar. 15, 2021
Entity File Number	001-40193
Entity Registrant Name	ARCHIMEDES TECH SPAC PARTNERS CO.
Entity Central Index Key	0001840856
Entity Tax Identification Number	86-1286799
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2093 Philadelphia Pike #1968
Entity Address, City or Town	Claymont
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19703
City Area Code	(650)
Local Phone Number	560 4753
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one subunit and one-quarter of one warrant
Title of 12(b) Security	Units, each consisting of one subunit and one-quarter of one warrant
Trading Symbol	ATSPU
Security Exchange Name	NASDAQ
Subunits included as part of the units, each consisting of one share of common stock, $.0001 par value, and one-quarter of one warrant
Title of 12(b) Security	Subunits included as part of the units, each consisting of one share of common stock, $.0001 par value, and one-quarter of one warrant
Trading Symbol	ATSPT
Security Exchange Name	NASDAQ
Redeemable warrants
Title of 12(b) Security	Redeemable warrants
Trading Symbol	ATSPW
Security Exchange Name	NASDAQ